Revenue Information (Tables)	12 Months Ended
Dec. 31, 2024
Revenue from Contract with Customer [Abstract]
Summary of Revenue

Revenues consisted of the following:

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Product revenues	28,744,806	38,052,093	41,506,620
Service revenues	678,734	459,559	697,040
Total revenues	29,423,540	38,511,652	42,203,660

The following summarizes the Group’s revenues from the following geographic areas (based on the locations of customers):

	For the Years Ended December 31,
	2022	2023	2024
	US$	US$	US$
Europe	18,180,788	30,211,836	19,411,490
PRC	4,256,382	4,750,919	6,067,038
Others*	6,986,370	3,548,897	16,725,132
Total revenues	29,423,540	38,511,652	42,203,660

*Others for the year ended December 31, 2024, primarily consisted of revenue of US$5,869,229 from customer in North America, US$8,736,141 from customer in South America, and US$2,119,762 from customers in various other unspecified countries.